FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Narrative) (Details)	12 Months Ended
Feb. 29, 2024 CAD ($)
Statement [Line Items]
Net assets liabilities	$ 2,658,651
Total net assets	3,607,789
Foreign exchange gain/loss	$ 360,779